OPERATING LEASES - Schedule of Operating Lease, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Schedule Of Right Of Use Assets [Roll Forward]
Operating leases, right of use assets, net	$ 54,853	$ 205,328
Additions	31,152
Amortization	19,809
Impact of modification of operating leases	(161,818)
Ship Finance International Ltd [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating leases, right of use assets, net	23,973	198,405
Additions	3,545
Amortization	16,159
Impact of modification of operating leases	(161,818)
Golden Hawk [Member]
Schedule Of Right Of Use Assets [Roll Forward]
Operating leases, right of use assets, net	2,803	3,844
Additions	0
Amortization	1,041
Impact of modification of operating leases	0
Admiral Schmidt and Vitus Bering Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating leases, right of use assets, net	25,417	0
Additions	27,607
Amortization	2,190
Impact of modification of operating leases	0
Office Leases
Schedule Of Right Of Use Assets [Roll Forward]
Operating leases, right of use assets, net	2,660	$ 3,079
Additions	0
Amortization	419
Impact of modification of operating leases	$ 0